Fair value measurement	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Fair value measurement

28. Fair value measurement

The main valuation techniques employed in internal models to measure the fair value of the financial instruments as of December 31, 2023 and December 31, 2022 are set out below. The principal inputs into these models are derived from observable market data. The Group did not make any material changes to its valuation techniques and internal models in those periods.

a) Fair value of financial instruments carried at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost as of December 31, 2023, and December 31, 2022. The Group has not disclosed the fair values of financial instruments such as compulsory and other deposits at central banks, other financial assets at amortized cost, deposits in electronic money, RDB, time deposit, and borrowings and financing, because their carrying amounts are a reasonable approximation of fair value.

	2023			2022
	Carrying amount	Fair value - Level 2	Fair value - Level 3	Carrying amount	Fair value - Level 2	Fair value - Level 3

Assets
Credit card receivables (i)	12,414,101	-	12,821,731	8,233,123	-	8,204,077
Loans to customers (i)	3,201,636	-	3,212,542	1,676,276	-	1,920,518
Compulsory and other deposits at central banks	7,447,483			2,778,019
Other receivables	1,689,030	-	1,691,884	521,670	-	522,359
Other financial assets	131,519			478,283
Securities	104,420	104,668	-	-	-	-
Total	24,988,189	104,668	17,726,157	13,687,371	-	10,646,954

Liabilities
Deposits in electronic money	2,388,601			1,534,582
Bank receipt of deposits (RDB)	21,054,443			14,273,959
Bank certificate of deposit (CDB)	248,086	249,009	-	-
Payables to network	9,755,285	9,605,576	-	7,054,783	6,399,704	-
Borrowings and financing	1,136,344	1,136,978	-	585,568
Total	34,582,759	10,991,563	-	23,448,892	6,399,704	-

(i)	It excludes the fair value adjustment from the hedge accounting.

The book value from credit card receivables and loans to customers includes the amounts that are the hedge items of the portfolio hedge, described in note 19. The credit risk components for both receivables are not part of the hedge strategy.

Borrowings and financing includes the fair value calculated by the discounted cash flow method, and also cases in which the fair value is the same amount as the book value (cases with prepayment clauses at the amortized cost). The fair value of floating rate demand deposits are assumed to be equal to carrying amounts.

The valuation approach to specific categories of financial instruments is described below.

i) Fair value models and inputs

Credit card: The fair values of credit card receivables and payables to the network are calculated using the discounted cash flow method. Fair values are determined by discounting the contractual cash flows by the interest rate curve and credit spread. For payables, cash flows are also discounted by the Group's own credit spread.

Loans to customers: Fair value is estimated based on groups of clients with similar risk profiles, using valuation models. The fair value of a loan is determined by discounting the contractual cash flows by the interest rate curve and a credit spread. -

Other receivables: Fair value is calculated by discounting future cash flows by the interest rate curve and a credit spread.

b) Fair value of financial instruments measured at fair value

The following table shows a summary of the fair values, as of December 31, 2023, and December 31, 2022, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2023
	Fair value - Level 1	Fair value - Level 2	Fair value - Level 3	Total

Assets
Government bonds
Brazil	7,475,904	-	-	7,475,904
United States	126,914	-	-	126,914
Mexico	1,407	-	-	1,407

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	5,770	-	5,770
Investment funds	-	70,967	-	70,967
Time deposit	-	194,390	-	194,390
Bill of credit (LC)	-	1	-	1
Real estate and agribusiness certificate of receivables	234	17,839	-	18,073
Real estate and agribusiness letter of credit	-	186	-	186
Corporate bonds and debentures	1,124,154	143,354		1,267,508
Equity instrument	-	-	13,199	13,199
Derivative financial instruments	3,079	17,882	20	20,981
Collateral for credit card operations	-	320	-	320

Liabilities
Derivative financial instruments	4	28,169	-	28,173
Instruments eligible as capital	-	3,988	-	3,988
Repurchase agreements	-	210,454	-	210,454

	2022
	Fair value - Level 1	Fair value - Level 2	Fair value - Level 3	Total

Assets
Government bonds
Brazil	8,222,278	-	-	8,222,278
United States	171,184	-	-	171,184
Mexico	1,382	-	-	1,382

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	3,712	-	3,712
Investment funds	-	302,779	-	302,779
Time deposit	-	446,436	-	446,436
Bill of credit (LC)	-	138	-	138
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	2	32,173	-	32,175
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	1,197	-	1,197
Corporate bonds and debentures	676,953	158,675	-	835,628
Equity instrument	-	-	22,082	22,082
Derivative financial instruments	2,154	11,423	27,908	41,485
Collateral for credit card operations	-	305	-	305

Liabilities
Derivative financial instruments	384	9,041	-	9,425
Instruments eligible as capital	-	11,507	-	11,507
Repurchase agreements	-	197,242	-	197,242

i) Fair value models and inputs

Securities: The securities with high liquidity and quoted prices in the active market are classified as level 1. Therefore, all the government bonds and some corporate bonds are included in level 1 as they are traded in active markets. Brazilian securities values are the published prices by the "Associação Brasileira das Entidades dos Mercados Financeiro e de Capitais" ("Anbima"). For US and Mexico bonds, fair values are the published prices by Bloomberg. Other corporate bonds and investment fund shares, the valuation of which is based on observable data, such as interest rates and interest rate curves are classified as level 2.

Derivatives: Derivatives traded on stock exchanges are classified as level 1 of the hierarchy. Derivatives traded on the Brazilian stock exchange are fairly valued using B3 quotations. Interest rate OTC Swaps are valued by discounting future expected cash flows to present values using interest rate curves and are classified as level 2.

Equity instrument: For the fair value of the equity instrument, the Group used contractual conditions as inputs that are not directly observable, and therefore it is classified as level 3.

Instruments eligible as capital: If the instrument has an active market, prices quoted in this market are used. Otherwise, valuation techniques are used, such as discounted cash flows, where cash flows are discounted by a risk-free rate and a credit spread. Instruments eligible as capital were designated at fair value through profit (loss) in the initial recognition (fair value option).

Repurchase agreements: The fair value is calculated by discounted cash flow.

c) Transfers between levels of the fair value hierarchy

For the year ended December 31, 2023, 2022 and 2021, there were no transfers of financial instruments between levels 1 and 2 or between levels 2 and 3.

The table below shows a reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized within Level 3 of the fair value hierarchy

	2023
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	22,082	27,908	49,990
Recognized through profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

	2022
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	30,735	19,756	50,491
Recognized through profit or loss	(8,653)	8,152	(501)
Financial assets at end of year	22,082	27,908	49,990

	2021
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	-	-	-
New issuances	11,211	19,756	30,967
Recognized through profit or loss	19,524	-	19,524
Financial assets at end of year	30,735	19,756	50,491